Share-based compensation, Plans Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 shares Plan	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Share-based compensation [Abstract]
Number of equity-based instrument plans | Plan	4
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	276,766	285,250	223,250
Contractual life of options	10 years
Stock Option Plan A [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	362,750
Contractual life of options	15 years 6 months
Stock Option Plan B [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	819,000
Contractual life of options	10 years 6 months
Stock Option Plan C1 [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	6,775,250
Vesting conditions	4 years
Contractual life of options	10 years
2016 Share Option and Incentive Plan [Member] | Executives and Directors [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	257,916
Vesting conditions	4 years
Contractual life of options	10 years
2016 Share Option and Incentive Plan [Member] | Employees [Member]
Share-based plans outstanding [Abstract]
Number of options awarded (in shares)	18,850
Vesting conditions	4 years
Contractual life of options	10 years